Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventory [Line Items]
Cost of inventories recognised as expense during period	$ 321,138	$ 259,813
Production costs	334,839	269,445
Gold, Lead, and Zinc Concentrate
Inventory [Line Items]
Production costs	632	$ 1,465
Depreciation charges	$ 1,894